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                                                                    THE HARTFORD

April 16, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

RE:  Hartford Life Insurance Company, Separate Account VL II
     33 Act File No. (to be assigned); 811 07271
     Hartford Life and Annuity Insurance Company, Separate Account VL II 33 Act File No. (to be assigned); 811 07273

Members of the Commission:

We hereby transmit for filing under the Securities Act of 1933, initial Registration Statements on Form N-6 for the above-referenced separate accounts (the "Registrants").

Each Registration Statement relates to a variable life insurance policy to be issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and funded by the Registrants ("Proposed Products").

Financial statements, exhibits and other financial information for the Registrants will be provided in a subsequent pre-effective amendment.

It is proposed that the public offering of the securities described in the Registration Statements commence as soon as practicable on or about July 16, 2012 following the effectiveness of the Registration Statements.

You may direct any questions regarding this filing to the undersigned at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch

Lisa Proch
Assistant General Counsel and
Assistant Vice President